Income tax (Tables)	12 Months Ended
Dec. 31, 2013
Income tax
Schedule of the current and deferred portions of income tax expense included in the consolidated statements of operations

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Current income tax expenses	(12,516)	(48,357)	(125,365)
Deferred income tax benefits	11,173	19,316	35,414

Income tax expense for the year	(1,343)	(29,041)	(89,951)

Schedule of the reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax (loss) income

	For the year ended December 31,
	2011		2012		2013
	RMB		RMB		RMB
PRC Statutory income tax rate	(25.0%	)	(25.0%	)	(25.0%	)
Effect of preferential tax rate	8.4%		10.4%		10.5%
Effect of tax-exempt entities	(5.1%	)	0.2%		2.2%
Permanent differences(i)	32.5%		(13.9%	)	(4.0%	)
Change in valuation allowance	(7.8%	)	(2.0%	)	(3.0%	)
Effect of Super Deduction available to the Group	(4.9%	)	5.7%		3.4%
Adjustments of deferred tax for changes in tax rates	3.6%		—		—

Effective income tax rate	1.7%		(24.6%	)	(15.9%	)

(i)
Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

Schedule of the tax effects of temporary differences that give rise to the deferred tax asset balances

	December 31,
	2012	2013
	RMB	RMB
Deferred tax assets, current:
Deferred revenue	16,270	32,905
Allowance for doubtful accounts receivable, accrued expense and others not currently deductible for tax purposes	17,062	39,791
Valuation allowance(i)	(1,783)	(5,775)

Total current deferred tax assets, net	31,549	66,921

Deferred tax assets, non-current:
Tax loss carried forward	2,433	16,400
Deferred revenue	538	445
Impairment of an equity investment	45	180
Valuation allowance(i)	(2,433)	(16,400)

Total non-current deferred tax assets, net	583	625

(i)
Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets will not be realized based on the Group's estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Schedule of the net operating tax loss carry forwards

Amount
RMB
2014	3,184
2015	—
2016	3,405
2017	3,034
2018	53,371

Total	62,994